Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2021
Lands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or contractual lease period under right-of-use-assets	20-40 years
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or contractual lease period under right-of-use-assets	1-4 years
Euro [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate of exchange	0.884
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate of exchange	1.00
Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of hedge	80.00%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of hedge	125.00%